UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Aegis High Yield Fund
Schedule of Portfolio Investments
March 31, 2013
(Unaudited)
		Shares	Value
Common Stocks - 3.7%
Food - 0.3%
Arctic Glacier Income Fund (1)(2)		704,320	$161,199

Diversified Metals & Mining - 1.0%
Amerigo Resources Ltd.		870,000	569,415

Real Estate Investment Trusts - 1.7%
KEYreit (1)(2)		20,500	161,845
PMC Commercial Trust		108,720	823,010
			984,855
Transportation - 0.7%
Baltic Trading Ltd. (1)		48,500	198,365
Globus Maritime Ltd. (1)		80,930	201,516
			399,881
Total Common Stocks (Cost $2,450,547)			2,115,350

		Principal Amount
Convertible Bonds - 26.8%
Agriculture - 5.2%
Alliance One International, Inc., Sr. Subord., 07/15/2014, 5.500%		$2,900,000	2,976,125

Diversified Financial Services - 0.5%
Penson Worldwide, Inc., Sr. Unsec., 06/01/2014, 8.000% (Acquired 08/19/2010 through 5/4/2011, Cost $973,650) (3)		1,000,000	100,000
Pinetree Capital Ltd., 05/31/2016, 8.000%(1)		198,000	156,903
			256,903
Lodging - 1.3%
Royal Host Inc., Subord. (1)
06/30/2014, 5.900%	CAD	2,000	1,740
09/30/2013,6.250%	CAD	903,000	757,796
			759,537

Mining - 2.0%
Jaguar Mining, Inc., Sr. Unsec., 11/01/2014, 4.500% (Acquired 08/10/2010 through 10/19/2011, Cost $2,429,505) (1)(3)		3,000,000	1,110,000

Oil & Gas Services - 2.7%
Cal Dive International Inc., Sr. Unsec., 07/15/2017, 5.000% (Acquired 10/12/2012 through 10/23/2012, Cost $1,319,669) (3)		1,500,000	1,545,938

Oil Companies - Exploration & Production - 8.0%
Goodrich Petroleum Corp., Sr. Unsec., 10/01/2029, 5.000%		2,000,000	1,998,750
Zaza Energy Corp., Sr. Unsec., 08/01/2017, 9.000%(Acquired Various Dates, Cost $2,431,838) (3)		2,500,000	2,517,187
			4,515,937
Real Estate Investment Trusts - 2.4%
KEYreit, Subord., 12/31/2014, 7.750 (1)	CAD	1,361,000	1,359,861

Retail - 4.7%
RadioShack Corp., 08/01/2013, 2.500% (Acquired 01/11/2013 through 01/15/2013, Cost $2,625,855) (3)		2,750,000	2,688,125
Total Convertible Bonds (Cost $16,972,657)			15,212,426

Corporate Bonds - 60.5%
Agriculture - 1.9%
Alliance One International, Inc., Company Guarantee, 07/15/2016, 10.000%		1,000,000	1,061,250

Auto Parts & Equipment - 4.7%
Exide Technologies, 1st Lien, 02/01/2018, 8.625%		2,500,000	2,159,375
Stanadyne Corp., Sr. Subord. Notes, 08/15/2014, 10.000%		500,000	499,375
			2,658,750
Coal - 3.6%
Murray Energy Corp., Sr. Sec., 10/15/2015, 10.250% (Acquired Various Dates, Cost $1,920,217) (3)		2,000,000	2,017,500

Diversified Financial Services - 2.2%
GFI Group, Inc. Sr. Unsec., 07/19/2018, 8.375% (5)		1,000,000	947,500
Penson Worldwide, Inc., Sec., 05/15/2017, 12.500% (Acquired Various Dates, Cost $584,753) (3)(4)		915,000	290,513
			1,238,013
Engineering & Construction - 0.0%
Pfleiderer Finance BV, Company Guarantee, 02/14/2049, 7.125% (1)(4)	EURO	650,000	24,255

Food - 2.3%
Reddy Ice Corp., Sr. Sec., 03/15/2015, 11.250%		1,250,000	1,325,000

Information Technogy - 3.7%
Sitel LLC / Sitel Financial Corp., 1st Lien, 08/01/2017, 11.000% (Acquired Various Dates, Cost $1,960,631) (3)		2,000,000	2,125,000

Machinery - Diversified - 1.7%
Tempel Steel Co., Sr. Sec., 08/15/2016, 12.000% (Acquired Various Dates, Cost $978,300) (3)		1,000,000	945,000

Manufactured Goods - 2.7%
Dispensing Dynamics International, Sec., 01/01/2018, 12.500% (Acquired Various Dates, Cost $1,470,014) (3)		1,500,000	1,548,750

Media - 0.4%
Hearst-Argyle Television, Inc., Sr. Unsec., 01/15/2018, 7.000%		265,000	230,550

Mining - 6.2%
Horsehead Holding Corp., 1st Lien, 06/01/2017, 10.500% (Acquired Various Dates, Cost $983,305) (3)		1,000,000	1,075,000
Thompson Creek Metals Co., Inc., Company Guarantee, 06/01/2018, 7.375% (1)		3,000,000	2,475,000
			3,550,000

Oil & Gas Drilling - 8.3%
Deep Drilling 7 Pte. Ltd and Deep Drilling 8 Pte. Ltd., Sec., 03/05/2015, 14.250% (1)		1,350,000	1,454,625
Global Rig Co. ASA, Company Guarantee, 06/15/2015, 13.000%		1,020,000	1,081,200
PSOS Finance Ltd., Sec., 10/06/2015, 12.000% (1)		2,153,846	2,180,769
			4,716,594
Oil Companies - Exploration & Production - 15.6%
ATP Oil & Gas Corp., Sr. Sec., 05/01/2015, 11.875% (4)		1,250,000	93,750
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Sr. Sec., 12/01/2015, 13.750%		2,500,000	2,500,000
Callon Petroleum Company, 09/15/2016, 13.000%		110,000	114,400
Endeavour International Corp., 03/01/2018, 12.000%		2,000,000	1,935,000
Panoro Energy ASA, Sr. Sec., 11/15/2018, 12.000% (1)		1,000,000	1,055,000
RAAM Global Energy Co., Sec., 10/01/2015, 12.500%		2,000,000	2,110,000
Woodbine Holdings LLC, 2nd Lien, 05/15/2016, 12.000%		1,000,000	1,080,000
			8,888,150
Packaging & Containers - 2.4%
Pretium Packaging LLC and Pretium Finance Inc., 2nd Lien, 04/01/2016, 11.500%		1,250,000	1,362,500

Publishing - 1.3%
The Readers Digest Association, Inc., 1st Lien, 02/15/2017, 9.500% (4)		1,881,000	724,185

Retail - 1.3%
HOA Restaurant Group LLC and HOA Finance Corp., Sr. Sec., 04/01/2017, 11.250% (Acquired Various Dates, Cost $757,724) (3)		750,000	708,750

Transportation - 2.2%
SinOceanic II AS, 1st Lien, 02/17/2015, 10.000% (1)		1,258,665	1,274,398
Total Corporate Bonds (Cost $35,620,193)			34,398,645

		Shares
Preferred Stocks - 2.0%
Insurance - 1.9%
Aspen Insurance Holdings Ltd.		16,432	1,087,470

Oil Companies - Exploration & Production - 0.1%
ATP Oil & Gas Corp. (Acquired 01/11/2010 through 03/03/2010, Cost $891,800) (3)		8,200	8,200
Magnum Hunter Resourses Corp. 10.250%		1,610	42,133
			50,333
Total Preferred Stocks (Cost $1,844,301)			1,137,803

Warrants - 0.9%
Oil Companies - Exploration & Production - 0.9%
Woodbine Holdings LLC Expiration: May 2016, Exercise Price: $1.00 (2)		1,000	510,000
Total Warrants (Cost $0)			510,000

Total Investments - 93.9% (Cost $56,887,698)			53,374,224
Other Assets in Excess of Liabiliies - 6.1%			3,471,730
Net Assets - 100.0%			$56,845,954

(1)	Foreign security denominated in U.S. Dollars.
(2)	Non-income producing securities.
(3)
144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(4)	Issue is in default or bankruptcy.
(5)	Variable rate Security.
CAD =	Canadian Dollar
EURO =	The European Currency

The cost basis of investment for federal income tax purpose at March 31, 2013 was as follows:
Cost of investments	$56,887,698
Gross unrealized appreciation	2,647,182
Gross unrealized depreciation	(6,160,656)
Net unrealized depreciation on investments	$(3,513,474)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Investment Valuation

Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2013

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities or identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.) An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in upon one or more domestic securities exchanges, excluding the National Association of Securities Dealers' Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Corporate bonds and convertible bonds. Debt securities may be valued at mean prices A55supplied by the Fund's pricing agents based on broker or dealer supplied valuation or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating and interest rate. If an independent pricing agent cannot price a particular debt security, the Advisor may obtain and use a price provided by an independent dealer who was the underwriter for the issuance or who makes a market in that security maturity. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock*	$1,545,934	$569,415	$-	$2,115,349
Convertible Bond*	-	15,212,426	-	15,212,426
Corporate Bonds*	-	34,398,645	-	34,398,645
Preferred Stocks*	1,129,604	8,200	-	1,137,804
Warrants	-	510,000	-	510,000
Total*	$2,675,538	$50,698,686	$-	$53,374,224

* Please refer to the Schedule of Portfolio Investments to view securities segregated by industry type.

There were no transfers between Level 1, 2 and 3 fair valuation measurements during the reporting period, as compared to the certifications from the previous annual report. The Fund recognizes transfers between levels of the hierarchy as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The Aegis High Yield Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By /s/ Scott L. Barbee
   Scott L. Barbee, President

Date:  05/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Scott L. Barbee
   Scott L. Barbee, President

Date:  05/28/2013

By /s/ Sarah Q. Zhang
   Sarah Q. Zhang, Treasurer

Date:  05/28/2013